Current Liabilites - Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Lease liabilities [abstract]
Summary of Lease Liabilities

	June 30, 2025	June 30, 2024
	US$(000's)	US$(000's)
Carrying amount at July 1	93	182
New lease	—	—
Payments	(93)	(89)
Carrying amount at June 30	—	93
Maturity analysis:
Year 1	—	98
Year 2	—	—
	—	98
Less: unearned interest	—	(5)
	—	93
Analyzed into:
Current portion	—	93
Non-current portion	—	—
	—	93

Summary of Lease Amounts Recognized in Profit or Loss

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Amounts recognized in profit or loss:
Depreciation expense on right-of-use asset	84	84	84
Lease finance costs	8	6	5
Expense relating to leases of low value assets	—	—	2
	92	90	91